Vanguard International Dividend Appreciation Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard International Dividend Appreciation Index Fund - ETF Shares	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.07%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.